INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes (Benefits)
The following table provides the composite of income taxes on income from continuing operations of FirstEnergy for the years ended 2025, 2024 and 2023:

INCOME TAXES ON INCOME FROM CONTINUING OPERATIONS—FIRSTENERGY	For the Years Ended December 31,
	2025	2024	2023
	(In millions)
Currently payable—
Federal	$58	$32	$14
State	11	29	1

	69	61	15
Deferred, net—
Federal (1)	135	190	279
State	88	130	(24)

	223	320	255
Investment tax credit amortization	(4)	(4)	(3)

Total income taxes on income from continuing operations	$288	$377	$267

(1)	Excludes $21 million of federal tax expense associated with discontinued operations for the year ended December 31, 2023.

The following table provides the composite of income taxes of JCP&L for the years ended 2025, 2024 and 2023:

JCP&L (1)	For the Years Ended December 31,
INCOME TAXES:	2025	2024	2023
	(In millions)
Currently receivable -
Federal	$(36)	$(143)	$(7)
State	—	—	(8)

	(36)	(143)	(15)

Deferred, net -
Federal	108	200	34
State	35	30	14
	143	230	48

Total income taxes	$107	$87	$33

(1)
Previously issued 2024 and 2023 JCP&L amounts have been revised due to the correction of immaterial errors as discussed in Note 1., “Organization and Basis of Presentation,” of the Combined Notes to Financial Statements of the Registrants.

Schedule of Reconciliation of Federal Income Tax Expense at the Federal Statutory Rate to the Total Provision for Income Taxes
The following table reconciles the FirstEnergy effective income tax rate to the federal income tax statutory rate for the three months ended March 31, 2026 and 2025:

FirstEnergy	For the Three Months Ended March 31,
(In millions)	2026		2025
	Amount	%	Amount	%
Income before income taxes	$604		$540

Federal statutory income tax	$127	21.0%	$113	21.0%
Federal:
Tax credits	(1)	(0.2)%	(1)	(0.2)%
Nontaxable and Nondeductible:
AFUDC equity income	(7)	(1.2)%	(5)	(0.9)%
AFUDC equity depreciation	1	0.2%	1	0.2%
Tax related to FE’s equity investment in FET	5	0.8%	4	0.7%
Other:
Excess deferred tax amortization	(13)	(2.2)%	(13)	(2.4)%
Federal and state related flow-through	(7)	(1.1)%	(5)	(0.9)%
Other	—	—%	1	0.2%
State and municipal income taxes, net of federal effect (1)	33	5.5%	31	5.6%

Total income taxes (2)	$138	22.8%	$126	23.3%

(1)	Pennsylvania makes up the majority of FirstEnergy’s domestic state income taxes, net of federal effect.
(2)
There were no amounts for the three months ended March 31, 2026, or 2025, related to cross-border tax laws, changes in laws or rates, changes in valuation allowance, changes in unrecognized tax benefits, or foreign tax effects.

The following table reconciles the JCP&L effective income tax rate to the federal income tax statutory rate for the three months ended March 31, 2026 and 2025:

JCP&L	For the Three Months Ended March 31,
(In millions)	2026		2025
	Amount	%	Amount	%
Income before income taxes	$88		$63

Federal statutory income tax	$18	21.0%	$13	21.0%
Federal:
Nontaxable and Nondeductible:
AFUDC equity income	(1)	(1.1)%	(1)	(1.6)%
Other:
Excess deferred tax amortization	(2)	(2.3)%	(1)	(1.6)%
Other	1	1.1%	—	—%
State income taxes, net of federal effect (1)	6	6.8%	5	7.9%

Total income taxes (2)	$22	25.0%	$16	25.4%

(1)	New Jersey makes up JCP&L’s domestic state income taxes, net of federal effect.
(2)
There were no amounts for the three months ended March 31, 2026, or 2025, related to tax credits, cross-border tax laws, changes in laws or rates, changes in valuation allowances, changes in unrecognized tax benefits, or foreign tax effects.

The following tables present a reconciliation of income tax expense at the U.S. federal statutory tax rate to the actual tax expense from continuing operations for the years ended December 31, 2025, 2024 and 2023:

	For the Year Ended December 31, 2025
(In millions)	FirstEnergy		JCP&L
	Amount	%	Amount	%
Income before income taxes	$1,559		$413

Federal statutory income tax	$327	21.0%	$87	21.0%
Federal
Tax credits	(5)	(0.3)%	—	—%
Nontaxable and Nondeductible
AFUDC equity income	(23)	(1.5)%	(6)	(1.4)%
AFUDC equity depreciation	4	0.3%	—	—%
Tax related to FE’s equity investment in FET	13	0.8%	—	—%
Changes in valuation allowances	3	0.2%	—	—%
Other
Excess deferred tax amortization	(42)	(2.7)%	(1)	(0.2)%
Remeasurement of excess deferred income taxes	(70)	(4.5)%	—	—%
Federal and state related flow-through	(37)	(2.4)%	(2)	(0.5)%
Deferred taxes associated with FET equity interest sale	6	0.4%	—	—%
Other	2	0.1%	—	—%
Changes in unrecognized tax benefits	1	0.1%	—	—%
State and municipal income taxes, net of federal effect (1)(2)	109	7.0%	29	7.0%

Total income taxes (3)	$288	18.5%	$107	25.9%

(1)
Valuation allowances have been established for certain state NOL carryforwards that reduce deferred tax assets to an amount that will be realized on a more-likely-than-not
basis. The net change in the total valuation allowance is included in state income tax, net of federal income tax effect, in the above tables.

(2)	Jurisdictions that make up the majority of the Registrants’ respective domestic state inc ome taxes, net of federal effect, are Pennsylvania for FirstEnergy and New Jersey for JCP&L.
(3)	There were no amounts for the year ended December 31, 2025 at FirstEnergy or JCP&L related to cross-border tax laws, changes in laws or rates, or foreign tax effects.

	For the Year Ended December 31, 2024
(In millions)	FirstEnergy		JCP&L (4)
	Amount	%	Amount	%
Income before income taxes	$1,504		$329

Federal statutory income tax	$316	21.0%	$69	21.0%
Federal
Tax credits	(6)	(0.4)%	—	—%
Nontaxable and Nondeductible				—%
AFUDC equity income	(13)	(0.9)%	(1)	(0.3)%
AFUDC equity depreciation	1	0.1%	—	—%
Nondeductible SEC and OAG Settlements	27	1.8%	—	—%
Tax related to FE’s equity investment in FET	16	1.1%	—	—%
Changes in valuation allowances	1	0.1%	—	—%
Other
Excess deferred tax amortization	(52)	(3.5)%	(4)	(1.3)%
Remeasurement of excess deferred income taxes	(43)	(2.9)%	—	—%
Federal and state related flow-through	(18)	(1.2)%	—	—%
Deductions associated with certain equity investments	(19)	(1.3)%	—	—%
Deferred taxes associated with FET equity interest sale	6	0.4%	—	—%
Other	6	0.4%	—	—%
State and municipal income taxes, net of federal effect (1) (2)	155	10.3%	23	7.0%

Total income taxes (3)	$377	25.1%	$87	26.4%

(1)
Valuation allowances have been established for certain state NOL carryforwards that reduce deferred tax assets to an amount that will be realized on a more-likely-than-not
basis. The net change in the total valuation allowance is included in state income tax, net of federal income tax effect, in the above tables.

(2)	Jurisdictions that make up the majority of the Registrants’ respective domestic state income taxes, net of federal effect, are Pennsylvania and West Virginia for FirstEnergy; and New Jersey for JCP&L.
(3)
There were no amounts for the year ended December 31, 2024 at FirstEnergy or JCP&L related to cross-border tax laws, changes in laws or rates, foreign tax effects, or changes in unrecognized tax benefits.

(4)
Previously issued 2024 JCP&L amounts have been revised due to the correction of immaterial errors as discussed in Note 1., “Organization and Basis of Presentation,” of the Combined Notes to Financial Statements of the Registrants.

	For the Year Ended December 31, 2023
(In millions)	FirstEnergy		JCP&L (4)
	Amount	%	Amount	%
Income from continuing operations, before income taxes	$1,464		$158

Federal statutory income tax	$307	21.0%	$33	21.0%
Federal
Tax credits	(6)	(0.4)%	—	—%
Nontaxable and Nondeductible
AFUDC equity income	(9)	(0.6)%	(1)	(0.6)%
AFUDC equity depreciation	6	0.4%	—	—%
Changes in valuation allowances	(33)	(2.3)%	—	—%
Other
Excess deferred tax amortization	(46)	(3.1)%	(4)	(2.6)%
Federal and state related flow-through	(27)	(1.8)%	—	—%
Deferred taxes associated with FET equity interest sale	58	4.0%	—	—%
Other	9	0.6%	(1)	(0.6)%
Changes in unrecognized tax benefits	41	2.8%	(28)	(17.8)%
State and municipal income taxes, net of federal effect (1)(2)	(33)	(2.3)%	34	21.5%

Total income taxes on income from continuing operations	$267	18.2%	$33	20.9%

(1)
Valuation allowances have been established for certain state NOL carryforwards at FirstEnergy that reduce deferred tax assets to an amount that will be realized on a more-likely-than-not
basis. The net change in the total valuation allowance is included in state income tax, net of federal income tax effect, in the above tables.

(2)	Jurisdictions that make up the majority of the Registrants’ respective domestic state income taxes, net of federal effect, are Pennsylvania and West Virginia for FirstEnergy; and New Jersey for JCP&L.
(3)	There were no amounts for the year ended December 31, 2023 at FirstEnergy or JCP&L related to cross-border tax laws, changes in laws or rates, or foreign tax effects
(4)
Previously issued 2023 JCP&L amounts have been revised due to the correction of immaterial errors as discussed in Note 1., “Organization and Basis of Presentation,” of the Combined Notes to Financial Statements of the Registrants.

Schedule of Accumulated Deferred Income Taxes
Net accumulated deferred income tax liabilities (assets) as of December 31, 2025 and 2024, are as follows:

FirstEnergy	As of December 31,
(In millions)	2025	2024
Property basis differences	$6,579	$6,079
Pension and OPEB	(249)	(322)
Regulatory asset/liability	732	744
Loss carryforwards and tax credits	(920)	(762)
Valuation allowances	245	240
Other	(355)	(366)

Net accumulated deferred income tax liability	$6,032	$5,613

JCP&L (1)	As of December 31,
(In millions)	2025	2024
Property basis differences	$1,330	$1,167
Pension and OPEB	(78)	(99)
Regulatory asset/liability	366	296
Loss and credit carryforwards	(199)	(116)
Nuclear fuel disposal costs	(66)	(59)
Other	(5)	3

Net accumulated deferred income tax liability	$1,348	$1,192

(1)
Previously issued 2024 JCP&L amounts have been revised due to the correction of immaterial errors as discussed in Note 1., “Organization and Basis of Presentation,” of the Combined Notes to Financial Statements of the Registrants.

Schedule of Pre-tax Net Operating Loss Expiration Period

Expiration Period (FirstEnergy)	State	Local
	(In millions)
2026-2030	$1,658	$6,161
2031-2035	1,168	—
2036-2040	1,026	—
2041-2045	1,216	—
Indefinite	2,451	—

	$7,519	$6,161

Schedule of Valuation Allowance Roll Forward
The following table summarizes the changes in valuation allowances on federal, state, and local deferred tax assets related to business interest expense carryforwards and employee compensation deduction limitations under section 162(m), in addition to state and local NOLs d
isc
ussed above for the years ended December 31, 2025, 2024 and 2023:

FirstEnergy (In millions)	2025	2024	2023
Beginning of year balance	$240	$226	$440
Charged to income	5	14	(214)
Charged to other accounts	—	—	—
Write-offs	—	—	—

End of year balance	$245	$240	$226

Schedule of Unrecognized Tax Benefits Roll Forward

(In millions)	FirstEnergy	JCP&L
Balance, January 1, 2023	$42	$25
Prior year increases	88	—
Effectively settled with taxing authorities	(24)	(24)
Decrease for lapse in statute	(1)	—

Balance, December 31, 2023	$105	$1
Prior year increases	—	—
Effectively settled with taxing authorities	—	—
Decrease for lapse in statute	—	—

Balance, December 31, 2024	$105	$1
Prior years increases	—	—
Effectively settled with taxing authorities	—	—
Decrease for lapse in statute	—	—

Balance, December 31, 2025	$105	$1

Schedule of Income Taxes Net of Refunds
Income taxes paid, net of refunds, for the years ended December
31
,
2025
,
2024
and
2023
, are as follows:

	For the Years Ended December 31,
	FirstEnergy			JCP&L
(In millions)	2025	2024	2023	2025	2024	2023
Federal payments (receipts)
Internal Revenue Service	$48	$146	$49	$(15)	$(93)	$(11)

Total Federal	48	146	49	(15)	(93)	(11)
State & Municipal payments (receipts)
New Jersey	—	(8)	—	—	(8)	—
Pennsylvania	21	21	8	—	—	—
Other	4	2	1	—	—	—

Total State & Municipal	25	15	9	—	(8)	—

Total Income Taxes Paid (net of Refunds)	$73	$161	$58	$(15)	$(101)	$(11)

Schedule of Details of General Taxes
General Taxes
General tax expense for the years ended December 31, 2025, 2024 and 2023, recognized in continuing operations is summarized as follows:

FirstEnergy (In millions)	For the Years Ended December 31,
	2025	2024	2023
kWh excise	$189	$186	$185
State gross receipts	278	247	235
Real and personal property	735	642	615
Social security and unemployment	126	113	113
Other	17	24	16

Total general taxes	$1,345	$1,212	$1,164

JCP&L (In millions)	For the Years Ended December 31,
	2025	2024	2023
Real and personal property	$7	$6	$7
Social security and unemployment	16	15	14

Total general taxes	$23	$21	$21